Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Components of Loans by Industry Classification IFRS 9	Loans by industry classification

in € m.	Dec 31, 2025	Dec 31, 2024
Agriculture, forestry and fishing	348	336
Mining and quarrying	3,634	4,342
Manufacturing	28,251	28,359
Electricity, gas, steam and air conditioning supply	5,129	5,017
Water supply, sewerage, waste management and remediation activities	717	598
Construction	5,313	4,604
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,347	22,481
Transport and storage	4,716	5,347
Accommodation and food service activities	3,674	2,749
Information and communication	10,511	9,940
Financial and insurance activities	138,488	133,350
Real estate activities	47,153	51,535
Professional, scientific and technical activities	10,497	6,623
Administrative and support service activities	7,171	9,496
Public administration and defense, compulsory social security	8,152	6,235
Education	325	313
Human health services and social work activities	3,907	4,170
Arts, entertainment and recreation	881	840
Other service activities	9,906	7,341
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,777	204,282
Activities of extraterritorial organizations and bodies	16	22
Gross loans	504,914	507,981
(Deferred expense)/unearned income	1,191	1,352
Loans less (deferred expense)/unearned income	503,723	506,629
Less: Allowance for loan losses	6,074	5,697
Total loans	497,648	500,932